EQUITY (Tables)	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding June 30, 2024	75,000	$20.0	3.58
Exercisable, June 30, 2024	50,000	$20.0	3.58
Granted	-	$-	-
Exercised	-	$-	-
Outstanding June 30, 2025	75,000	$20.0	2.58
Exercisable, June 30, 2025	75,000	$20.0	2.58
Granted	-	$-	-
Exercised	-	$-	-
Outstanding December 31, 2025	75,000	$20.0	2.07
Exercisable, December 31, 2025	75,000	$20.0	2.07